RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

9. RELATED PARTIES

The principal related parties of which the Company as of December 31, 2025 are as follows:

(a) Relationship:

Name of Entity or Individual	Relationship with the Company
Melissa Chen	Director
Simon Pang	Shareholder
Ying Liu	Shareholder
Wenbo Wang	Independent Director
Huimin Li	Independent Director
Na Wang	Independent Director
Wanli Wang	Independent Director
Jing Zhang	Independent Director
Jonathan Zhang	Independent Director
Huijie Gao	Independent Director

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

(b) The following tables indicate the transactions that have been entered into with related parties:

Balance Sheets

	As of December 31, 2025
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Independent Directors
Wang Wenbo	-	-	-	-	-	10	-
Wang Na	-	-	-	-	-	31	-
Wang Wanli	-	-	-	-	-	10	-
Zhang Jing	-	-	-	-	-	31	-
Total	-	-	-	-	-	82	-

	As of December 31, 2024
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Shareholders
Euroamer Kaiwan Technology Company Limited						1,130
Chijet Holdings Limited						570
Ying Liu	-	-	-	-	-	13	-

Independent Directors
Wang Wenbo	-	-	-	-	-	63	-
Huimin Li	-	-	-	-	-	13	-

Total	-	-	-	-	-	1,788	-

(c) Compensation to independent directors

The following table consists of the number of shares and the total amount of compensation to independent directors:

	December 31, 2025		December 31, 2024
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

John Chiang	-	$-	-	$12.5
Simon Pang	-	$-	-	$12.5
Li Wen	-	$-	-	$12.5
Liu Ying	-	$-	-	$50
Li Huimin	-	$-	-	$37.5
Wang Wenbo	-	$45	-	$31.25
Wang Wanli	-	$40.83	-	$-
Zhang Jing	-	$37.5	-	$-
Wang Na	-	$37.5	-	$-
Jonathan Zhang	-	$10	-	$-
Huijie Gao	-	$10	-	$-
Total	-	$180.83	-	$156.25

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

The Company appointed four independent directors in 2023 and offered each of the director compensation amounting to US$100,000 for one year. US$50,000 of the compensation was payable in cash and US$50,000 was payable by the issuance of the Company’s ordinary shares. On March 31, 2023, the offer letter (“2023 Contract”) took effect. The compensation is payable in arrears on a semi-annual basis, with the payment of US$25,000 in cash and ordinary shares of the Company valued at US$25,000. On June 1, 2023, the Company issued to each independent director 167 ordinary shares of DCX under the offer letter, with each share valued at US$300. The contract ended as of March 31, 2024 and the total US$200,000 of compensation costs were fully paid.

Three independent directors resigned following the expiration of 2023 Contract, and the remaining director renewed her contract on April 8, 2024. The Company subsequently appointed two additional independent directors on April 8, 2024, and May 14, 2024, respectively. The new contract (“2024 Contract”) maintains the 2023 Contract terms. As of December 31, 2025, the Company has not yet issued shares but paid US$106,250 of compensation costs under the 2024 Contract.

On January 13, 2025, Ying Liu and Huimin Li resigned as independent directors of the Company. The Company subsequently appointed three independent directors, Wanli Wang, Na Wang, and Jing Zhang, on January 27, 2025. The terms of the 2025 Contract were updated to an annual compensation of US$30,000, payable in cash or ordinary shares. On September 10, 2025, Na Wang and Jing Zhang resigned, and the Company appointed Jonathan Zhang and Huijie Gao as independent directors. As of December 31, 2025, the Company has not yet issued any ordinary shares under the 2025 Contract. Cash compensation of US$66,438 has been paid, and an accrual has been recognized for the remaining unpaid compensation.